SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollars"):

A majority of the Group's revenues is generated in dollars. In addition, most of the Group's costs are denominated and determined in dollars and in new Israeli shekels. Management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months, but less than one year. The deposits are mainly in dollars and bear interest at an average rate of 0.95% and 2.37%, for the years ended December 31, 2017 and 2018, respectively. Short-term and restricted deposits are presented at cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with long-term bank loans and their related covenants, the Company is required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the loans to the Company (see Note 10). In addition, the Company maintains restricted deposits in connection with foreign exchange derivatives and an office lease agreement (see also Note 11a). Out of the short-term and restricted bank deposits, a total of $2,739 and $7,374, are restricted short-term deposits as of December 31, 2017 and 2018, respectively.

f.	Marketable securities:

The Group accounts for investments in debt securities in accordance with ASC 320, "Investments-Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2017 and 2018, the Group classified all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive loss” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income (expenses), net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in "financial income (expenses), net".

The Group recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is considered to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Group's intent to sell, including whether it is more-likely-than-not that the Group will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statements of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive loss.

For the years ended December 31, 2016, 2017 and 2018, no other-than-temporary impairment losses have been identified.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method;

Finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of products lines, and for market prices lower than cost.

h.	Long-term and restricted bank deposits:

Bank deposits and the related accrued interest with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest that is payable within a one-year period is included in other receivables and prepaid expenses. The deposits are denominated in dollars and bear interest at an average rate of 2.05% and 3.29%, for the years ended December 31, 2017 and 2018, respectively. Out of the total long-term bank deposits, a total of $4,207 and $1,800, are restricted long-term deposits as of December 31, 2017 and 2018, respectively.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement", whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset if such assets are considered to be impaired. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups). During the years ended December 31, 2016, 2017 and 2018, no impairment losses had been identified for property and equipment.

j.	Intangible assets:

Intangible assets are comprised of acquired technology, customer relations and licenses. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 4.5 to 10 years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2016, 2017 and 2018, no impairment losses have been identified with respect to intangible assets.

k.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles – Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Group measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. The Group has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

For each of the three years in the period ended December
31
,
2018
, the Group performed an annual impairment analysis, using market capitalization, and no impairment losses have been identified.

l.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

The Group adopted accounting standards codification 606, "Revenue from Contracts with Customers" ("ASC 606"), effective January 1, 2018. As a result of this adoption, revenues from products and services are recognized in accordance with ASC 606, and the Group revised its accounting policy for revenue recognition as detailed below. The Group recognizes revenue under the core principle that transfer of control to the Group's customers should be depicted in an amount reflecting the consideration the Group expects to receive in revenue. As such, the Group identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Group satisfies a performance obligation.

Product revenues are recognized at the point of time when control is transferred, the product has been delivered and the benefit of the asset has transferred.

Revenues from support are recognized ratably over the term of the underlying contract term. Renewals of support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the period.

For professional services, the performance obligations are satisfied, and revenues are recognized, when the services are provided or once the service term has expired.

The Group enters into contracts that can include combinations of products and services that are capable of being distinct and accounted for as separate performance obligations.  The products are distinct upon delivery as the customer can derive the economic benefit of it without any professional services, updates or technical support. The Group allocates the transaction price to each performance obligation based on its relative standalone selling price out of the total consideration of the contract. For support, the Group determines the standalone selling prices based on the price at which the Group separately sells a renewal contract on a stand-alone basis. For professional services, the Group determines the standalone selling prices based on the price at which the Group separately sells those services on a stand-alone basis.

The Group's products contain a significant element relating to its proprietary technology and its solutions offer substantially different features and functionality. As a result, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine the selling prices of comparable products sold by competitors and generally does not sell the products separately on a stand-alone basis, the stand-alone selling prices are not directly observable. Therefore, the Group makes estimates based on reasonably available information. The estimated selling price is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, the pricing strategies of competitors and industry technology lifecycles.

The Group grants to certain customers a right of return or the ability to exchange a specific percentage of the total price paid for products they have purchased over a limited period for other products. The Group maintains a provision for product returns and exchanges and other incentives based on its experience with historical sales returns, analysis of credit memo data and other known factors, in accordance with ASC 606. This provision was deducted from revenues and amounted to $
1,926 and $2,272
, as of December 31, 2017 and 2018, respectively. Following the adoption of ASC 606, As of December 31, 2018, this provision was recorded as part of other payables and accrued expenses.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized. Deferred revenues are recognized as (or when) the Group performs the performance obligations under the contract.

The Group pays sales commissions to sales and marketing personnel based on their attainment of certain predetermined sales goals. Some sales commissions for support earned by its employees are capitalized and amortized on a straight line basis over the related contractual support period. Amortization expenses related to these costs are included in sales and marketing expenses in the consolidated statements of operations.

As of December 31, 2018, following the adoption of ASC 606, the Group has included an asset of costs to obtain a contract in its consolidated balance sheet in the amount of $
420
, as part of other receivables and prepaid expenses.. In addition, the Group’s consolidated statement of operations for the year ended December 31, 2018 included a reduction of expenses in the amount of $240, net, compared to the accounting treatment under ASC 605.

m.	Warranty costs:

The Group usually provides an assurance-type warranty for a period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2017 and 2018, the provision for warranty amounted to
$339 and $323, respectively.

n.	Research and development costs:

ASC 985-20, "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations, as incurred.

Participation grants from the Israel National Authority for Technology and Innovation (formerly known as the Office of the Chief Scientist of the Israeli Ministry of Economy and Industry) ("IIA") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized during the years ended
December 31, 2016, 2017 and 2018 were $7,335, $8,290 and $5,734, respectively.

o.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more-likely-than-not that some portion of or the entire amount of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more-likely-than-not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Group accounts for deferred income taxes in accordance with Accounting Standards Update ("ASU") 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes" which require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet.

Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as a component of income tax expense in the consolidated statements of operations.

p.	Accumulated other comprehensive income (loss) ("AOCI"):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income", which establishes standards for the reporting and presentation of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of AOCI were as follows:

	Unrealized gains (losses) on available- for-sale marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of January 1, 2018	$(44)	$-	$(44)

Other comprehensive income (loss) before reclassifications	12	(489)	(477)
Amounts reclassified from AOCI	-	245	245
Other comprehensive income (loss)	12	(244)	(232)

Balance as of December 31, 2018	$(32)	$(244)	$(276)

The effects on net income of amounts reclassified from AOCI in the year ended December 31, 2018 derive from realized gains on cash flow hedges recorded in operating expenses and from realized gains on available-for-sale marketable securities recorded in financial income (expenses), net.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group's cash and cash equivalents, bank deposits and foreign currency derivative contracts are invested in dollar instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's investments are corporations with high credit standing.

Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in dollar-linked corporate bonds. Marketable securities consist of highly liquid debt instruments with high credit standing. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. Under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments.

Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review.

r.	Earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Certain outstanding options, restricted share units ("RSUs") and warrants have been excluded from the calculation of the diluted earnings per share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the outstanding options, RSUs and warrants that have been excluded from the calculation of diluted earnings per share was 1,927,281, 317,186 and 158,823 for the years ended December 31, 2016, 2017 and 2018, respectively.

s.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated method over the requisite service period of each of the awards. Prior to January 1, 2016, share-based compensation expense was recorded net of estimated forfeitures in the Company’s consolidated statements of operations and, accordingly, was recorded for only those share-based awards that the Company expected to vest. Effective as of January 1, 2016, the Company adopted a change in accounting policy in accordance with ASU 2016-09, "Compensation Stock Compensation (Topic 718)" (“ASU 2016-09”) to account for forfeitures as they occur.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505-50") with respect to options and warrants issued to non-employees. Accordingly, the Company uses option valuation models to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2016, 2017 and 2018, was $2.01, $3.05 and $3.02 per share, respectively, using the Black-Scholes option pricing model
.
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2016	2017	2018

Dividend yield	0%	0%	0%-2.66%
Expected volatility	47.64%-52.95%	41.78%-47.25%	37.74%-41.72%
Risk-free interest	1.11%-1.86%	1.81%-2.14%	2.40%-3.06%
Expected life	4.76-5.30 years	4.77-5.28 years	4.78-5.27 years

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts and may be subject to substantial change in the future. The Company paid its first cash dividend during the third quarter of 2018 and currently expects to pay cash dividends in the future, although there can be no assurance that it will do so.

The total share-based compensation expenses relating to all of the Company's share-based awards recognized for the years ended December 31, 2016, 2017 and 2018 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2016	2017	2018

Cost of revenues	$118	$84	$186
Research and development expenses, net	459	383	651
Selling and marketing expenses	1,101	1,024	1,238
General and administrative expenses	736	816	1,212
Total share-based compensation expenses	$2,414	$2,307	$3,287

t.	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market, as well as pursuant to a self-tender offer in Israel and in the U.S. in the year ended December 31, 2016, and holds such repurchased shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. See also Note 12a.

u.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to Israel's Severance Pay Law, 1963 (the "Severance Pay Law"), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than a one-year period are entitled to one month's salary for each year of employment or a portion thereof. The Group's liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, pension funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company's consolidated balance sheet.

The deposited funds include profits accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Since March 2011, the Group's agreements with new Israeli employees are under Section 14 of the Severance Pay Law. The Group's contributions for severance pay have replaced its severance pay obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Group to the employee upon termination. The Group is legally released from the obligations to employees once the deposit amounts have been paid, and therefore the severance pay liability is not reflected in the balance sheet.

Severance pay expenses for the years ended December 31, 2016, 2017 and 2018, amounted to $3,217, $2,631 and $ 2,680, respectively.

v.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $18 during the years ended December 31, 2017 and 2018, plus a catch-up contribution of $6 for participants age 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees' annual pay. In the years ended December 31, 2016, 2017 and 2018, the Group matched contributions in the amount of $286, $287 and $308, respectively.

w.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2016, 2017 and 2018 amounted to $687, $442 and $627, respectively.

x.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Group could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term and restricted bank deposits, trade receivables, trade payables, other receivables and prepaid expenses and other payables and accrued expenses approximate their fair value due to the short-term maturity of such instruments. The fair value of long-term bank loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

The fair value of marketable securities is estimated by obtaining the fair value of the marketable securities from the bank, which is based on current quotes and market value provided by external service providers.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	-	Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3	-	Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

y.	Derivatives and hedging:

The Group accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging".

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as gain or loss in "financial income (expenses), net" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive loss in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and included in "financial income (expenses), net". To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

z.	Recently issued and adopted accounting pronouncements:

On January 1, 2018, the Group adopted ASC Topic 606-10 using the modified retrospective method and applied the standard to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606-10, while prior period amounts are not adjusted and continue to be reported in accordance with the previous accounting under Topic 605. The Group recognized the cumulative effect of initially adopting Topic 606-10 as an adjustment to the opening balance of accumulated deficit as of January 1, 2018. The Group has identified and implemented changes to its accounting processes and controls to support the new revenue recognition and disclosure requirements. In connection with adopting Topic 606-10, the Group recorded a cumulative-effect adjustment to accumulated deficit of $180 on January 1, 2018. This adjustment relates to the deferral of costs to obtain contracts that were previously expensed at the beginning of the contracts period.

In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments" ("ASU 2016-15"). ASU 2016-15 implements eight changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017. The Company adopted ASU 2016-15 effective January 1, 2018 and its adoption did not have a material impact on its consolidated financial statements and related disclosures.

aa.	New accounting pronouncements not yet effective:

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). ASC 842 supersedes the previous leases standard, ASC 840, "Leases". The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right-of-use ("ROU") asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. The Company may elect, as a practical expedient, to account for leases with a term of 12 months or less in a manner similar to the accounting under pre-existing guidance for operating leases. In July 2018, the FASB issued amendments in ASU 2018-11, which provide another transition method in addition to the existing transition method, by allowing entities to initially apply the new lease accounting standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, and to not apply the new guidance in the comparative periods they present in the financial statements. The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and the Company has elected to apply the standard using a modified retrospective transition method at the beginning of the period of adoption (January 1, 2019) through a cumulative-effect adjustment.

To adopt this new standard, the Company has implemented changes to its existing systems and processes in conjunction with a review of existing vendor agreements. The Company expects adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of ROU assets and lease liabilities of approximately $30,000 to $35,000 on January 1, 2019.

The most significant impact from recognition of ROU assets and lease liabilities relates to the Company's office space. However, the Company does not anticipate that the adoption of this standard will have a material impact on the operating expenses in its consolidated statements of operations, since the expense recognition under this new standard will be similar to current practice. The Company's financial income (expenses), net will be impacted by the revaluation of the lease liabilities in non-dollar denominated currencies.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments-Credit Losses (Topic 326)" ("ASU 2016-13"). ASU 2016-13 requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 will become effective for annual and interim periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the impact of ASU 2016-13 on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04, "Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the "Step 2 test") from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit.

ASU 2017-04 will become effective for the Company beginning January 1, 2020 and must be applied to any annual or interim goodwill impairment assessments after that date. The Company is currently evaluating the effect of ASU 2017-04 on its consolidated financial statements and related disclosures.

In August 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities" ("ASU 2017-12"). The objectives of ASU 2017-12 are to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements and to make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. The Company is currently evaluating the effect of the adoption of ASU 2017-12 on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU 2018-07, "Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" (ASU 2018-07). ASU 2018-07 was issued to simplify several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, "Compensation – Stock Compensation", to include share-based payment transactions for acquiring goods and services from nonemployees. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The Company is currently evaluating the effect of the adoption of ASU 2018-07 on its consolidated financial statements and related disclosures and does not expect it to have a material impact.